WARRANTS	9 Months Ended
Sep. 30, 2021
WARRANTS
NOTE 6 - WARRANTS

NOTE 6 – WARRANTS

From January 2021 through September 2021, the Company issued 421,066 warrants in connection with a non-convertible debt issuance and incentive grants to new Scientific Advisory Board and employee members. During the nine-months ended September 30, 2021, two of these individuals exercised 43,167warrants.

The fair value of each warrant is estimated using the Black-Scholes valuation model on the date of issuance and if needed at each period end. Assumptions used in calculating the fair value during the nine months ended September 30, 2021 were as follows:

Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	2.7 to 10.0
Risk-free interest rate	0.23% to 0.81%
Expected volatility	92.93% to 98.81%
Common stock price	$11.5000 to $17.0000

Since the expected life of the warrants was greater than the Company’s historical stock information available, the Public Company determined the expected volatility based on price fluctuations of comparable public companies.

The issuances, exercises and pricing re-sets during the nine months ended September 30, 2021, are as follows:

Outstanding at December 31, 2020	152,738
Issuances	441,255
Exercises	(43,167)
Anti-Dilution/Modification	-
Forfeitures/cancellations	(69,475)
Outstanding at September 30, 2021	481,351
Weighted Average Price at September 30, 2021	$13.2809